Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 43,975	$ 11,796	$ 11,008	$ 5,582
Accounts Receivable	24,980	17,717
Taxes Receivable	6,429	0
Short-Term Derivative Instruments	12,005	10,404
Assets Held For Sale	2,279	24,808
Inventory, Prepaid Expenses and Other	1,316	1,191
Total Current Assets	90,984	65,916
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	485,448	349,938
Unevaluated Oil and Gas Properties	161,618	123,241
Other Property and Equipment	50,073	43,542
Wells and Facilities in Progress	96,798	66,548	3,900
Pipelines	6,116	4,408
Total Property and Equipment	800,053	587,677
Less: Accumulated Depreciation, Depletion and Amortization	(146,038)	(107,433)
Net Property and Equipment	654,015	480,244
Deferred Financing Costs and Other Assets-Net	10,029	3,405
Equity Method Investments	16,978	41,683	18,399
Long-Term Deferred Tax Asset	0	1,727
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	0	0
Long-Term Derivative Instruments	704	8,576
Total Assets	772,710	601,551	407,085
Current Liabilities
Accounts Payable	31,134	41,558
Accrued Expenses	22,421	15,682
Short-Term Derivative Instruments	1,389	2,363
Current Deferred Tax Liability	539	2,141
Liabilities Related to Assets Held for Sale	52	1,622
Total Current Liabilities	55,535	63,366
8.875% Senior Notes Due 2020	250,000	0
Discount on Senior Notes	(1,742)	0
Senior Secured Line of Credit and Long-Term Debt	991	225,138
Long-Term Derivative Instruments	1,510	1,275
Long-Term Deferred Tax Liability	23,625	84
Other Deposits and Liabilities	5,675	744
Future Abandonment Cost	24,822	18,670
Intercompany Payables	0	0
Total Liabilities	360,416	309,277
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012 and 44,859,220 shares issued and outstanding on December 31, 2011	52	44
Additional Paid-In Capital	451,062	376,843
Accumulated Earnings (Deficit)	(39,595)	(84,888)
Rex Energy Stockholders' Equity	411,519	291,999
Noncontrolling Interests	775	275
Total Stockholders' Equity	412,294	292,274	304,676	220,197
Total Liabilities and Stockholders' Equity	772,710	601,551
Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	4,227	11,337	10,592	5,582
Accounts Receivable	26,490	21,912
Taxes Receivable	0
Short-Term Derivative Instruments	12,005	10,404
Assets Held For Sale	0	0
Inventory, Prepaid Expenses and Other	1,277	1,139
Total Current Assets	43,999	44,792
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	350,554
Unevaluated Oil and Gas Properties	161,618	123,241
Other Property and Equipment	45,613	42,086
Wells and Facilities in Progress	92,089	61,397
Pipelines	6,116	4,408
Total Property and Equipment	792,142	581,686
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(107,296)
Net Property and Equipment	646,628	474,390
Deferred Financing Costs and Other Assets-Net	2,427	253
Equity Method Investments	16,978	41,683
Long-Term Deferred Tax Asset		0
Intercompany Receivables	3,795	6,626
Investment in Subsidiaries - Net	(227)	(151)
Long-Term Derivative Instruments	704	8,576
Total Assets	714,304	576,169
Current Liabilities
Accounts Payable	29,818	41,118
Accrued Expenses	19,891	14,967
Short-Term Derivative Instruments	1,389	2,363
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	51,098	58,448
8.875% Senior Notes Due 2020	0
Discount on Senior Notes	0
Senior Secured Line of Credit and Long-Term Debt	26	0
Long-Term Derivative Instruments	1,510	1,275
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	5,675	744
Future Abandonment Cost	24,822	18,670
Intercompany Payables	367,704	336,395
Total Liabilities	450,835	411,532
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012 and 44,859,220 shares issued and outstanding on December 31, 2011	0	0
Additional Paid-In Capital	177,143	177,143
Accumulated Earnings (Deficit)	86,326	(16,506)
Rex Energy Stockholders' Equity	263,469	160,637
Noncontrolling Interests	0	0
Total Stockholders' Equity	263,469	160,637
Total Liabilities and Stockholders' Equity	714,304	576,169
Non-Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	824	409	365	0
Accounts Receivable	3,367	877
Taxes Receivable	0
Short-Term Derivative Instruments	0	0
Assets Held For Sale	2,279	24,808
Inventory, Prepaid Expenses and Other	13	11
Total Current Assets	6,483	26,105
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	4,455	1,456
Wells and Facilities in Progress	4,780	5,193
Pipelines	0	0
Total Property and Equipment	9,235	6,649
Less: Accumulated Depreciation, Depletion and Amortization	(674)	(204)
Net Property and Equipment	8,561	6,445
Deferred Financing Costs and Other Assets-Net	199	192
Equity Method Investments	0	0
Long-Term Deferred Tax Asset		0
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	(232)	1,860
Long-Term Derivative Instruments	0	0
Total Assets	15,011	34,602
Current Liabilities
Accounts Payable	1,560	616
Accrued Expenses	1,036	596
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	52	1,622
Total Current Liabilities	2,648	2,834
8.875% Senior Notes Due 2020	0
Discount on Senior Notes	0
Senior Secured Line of Credit and Long-Term Debt	5,598	5,034
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	76,360	77,601
Total Liabilities	84,606	85,469
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012 and 44,859,220 shares issued and outstanding on December 31, 2011	0	0
Additional Paid-In Capital	(407)	3,256
Accumulated Earnings (Deficit)	(69,148)	(54,405)
Rex Energy Stockholders' Equity	(69,551)	(51,149)
Noncontrolling Interests	(44)	282
Total Stockholders' Equity	(69,595)	(50,867)
Total Liabilities and Stockholders' Equity	15,011	34,602
Rex Energy Corporation (Note Issuer)
Current Assets
Cash and Cash Equivalents	38,924	50	51	0
Accounts Receivable	0	0
Taxes Receivable	6,429
Short-Term Derivative Instruments	0	0
Assets Held For Sale	0	0
Inventory, Prepaid Expenses and Other	26	41
Total Current Assets	45,379	91
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	0
Wells and Facilities in Progress	0	0
Pipelines	0	0
Total Property and Equipment	0	0
Less: Accumulated Depreciation, Depletion and Amortization	0	0
Net Property and Equipment	0	0
Deferred Financing Costs and Other Assets-Net	7,403	2,960
Equity Method Investments	0	0
Long-Term Deferred Tax Asset		1,727
Intercompany Receivables	440,269	407,370
Investment in Subsidiaries - Net	193,790	107,450
Long-Term Derivative Instruments	0	0
Total Assets	686,841	519,598
Current Liabilities
Accounts Payable	0	0
Accrued Expenses	1,494	119
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	539	2,141
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	2,033	2,260
8.875% Senior Notes Due 2020	250,000
Discount on Senior Notes	(1,742)
Senior Secured Line of Credit and Long-Term Debt	0	225,000
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	23,625	84
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	0	0
Total Liabilities	273,916	227,344
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012 and 44,859,220 shares issued and outstanding on December 31, 2011	52	44
Additional Paid-In Capital	451,062	376,843
Accumulated Earnings (Deficit)	(38,189)	(84,633)
Rex Energy Stockholders' Equity	412,925	292,254
Noncontrolling Interests	0	0
Total Stockholders' Equity	412,925	292,254
Total Liabilities and Stockholders' Equity	686,841	519,598
Eliminations
Current Assets
Cash and Cash Equivalents	0	0	0	0
Accounts Receivable	(4,877)	(5,072)
Taxes Receivable	0
Short-Term Derivative Instruments	0	0
Assets Held For Sale	0	0
Inventory, Prepaid Expenses and Other	0	0
Total Current Assets	(4,877)	(5,072)
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	(1,258)	(616)
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	5	0
Wells and Facilities in Progress	(71)	(42)
Pipelines	0	0
Total Property and Equipment	(1,324)	(658)
Less: Accumulated Depreciation, Depletion and Amortization	150	67
Net Property and Equipment	(1,174)	(591)
Deferred Financing Costs and Other Assets-Net	0	0
Equity Method Investments	0	0
Long-Term Deferred Tax Asset		0
Intercompany Receivables	(444,064)	(413,996)
Investment in Subsidiaries - Net	(193,331)	(109,159)
Long-Term Derivative Instruments	0	0
Total Assets	(643,646)	(528,818)
Current Liabilities
Accounts Payable	(244)	(176)
Accrued Expenses	0	0
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	(244)	(176)
8.875% Senior Notes Due 2020	0
Discount on Senior Notes	0
Senior Secured Line of Credit and Long-Term Debt	(4,633)	(4,896)
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	(444,064)	(413,996)
Total Liabilities	(448,941)	(419,068)
Stockholders' Equity
Common Stock, $.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012 and 44,859,220 shares issued and outstanding on December 31, 2011	0	0
Additional Paid-In Capital	(176,736)	(180,399)
Accumulated Earnings (Deficit)	(18,588)	70,656
Rex Energy Stockholders' Equity	(195,324)	(109,743)
Noncontrolling Interests	819	(7)
Total Stockholders' Equity	(194,505)	(109,750)
Total Liabilities and Stockholders' Equity	$ (643,446)	$ (528,818)